Note 1. Organization and Background	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Note 1. Organization and Background

NOTE 1.   ORGANIZATION AND BACKGROUND

Boston Omaha Corporation was organized on August 11, 2009 with present management taking over operations in February 2015.  The Company's operations include (i) its outdoor advertising business with multiple billboards across Alabama, Florida, Georgia, and Wisconsin, (ii) its insurance business that specializes in surety bonds, and (iii) equity method investments in several real estate and real estate service companies.  The Company's billboard operations are conducted through its subsidiary, Link Media Holdings, LLC and its insurance operations are conducted through its subsidiary, General Indemnity Group, LLC.

During the first quarter of 2015, the Company realized revenues from consulting services which were attributable to one client that was related to a former officer and director of the Company.  Beginning with the second quarter of 2015, the Company ceased rendering consulting services.

On December 31, 2015, the Company transferred its interest in Ananda Investments, LLC ("Ananda") to the former controlling stockholder in full satisfaction of its note payable.  On January 22, 2016, in connection with the transfer of its interest in Ananda, the Company was released from its guaranty of Ananda's mortgage payable.  In connection with the sale of its interest in Ananda, the Company's subsidiary Ananda Holdings, LLC ceased operations. During March 2016, the ownership of Ananda Holdings, LLC was transferred to the former controlling stockholder.

The Company completed an acquisition of an outdoor advertising business and entered the outdoor advertising industry on June 19, 2015.  On July 23, 2015, August 31, 2015, February 16, 2016 and June 15, 2016, the Company completed five additional acquisitions.

On April 20, 2016, the Company completed an acquisition of a surety bond business, thus expanding its operations in insurance.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of consolidated financial position and the consolidated results of operations for the interim periods presented have been reflected herein.  The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year.  Notes to the interim consolidated financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the years ended December 31, 2015 and 2014 as reported in the Company's financial statements for the years ended December 31, 2015 and 2014 have been omitted.

NOTE 1.   ORGANIZATION AND BACKGROUND

Boston Omaha Corporation (formerly known as REO Plus, Inc.) ("the Company") was organized on August 11, 2009 for the purpose of investing in real estate.  The Company's operations include its ownership of multiple billboards in Florida, Georgia and Alabama and equity method investments in several real estate companies.  During 2016 the Company will begin operations in the insurance industry through its subsidiary, General Indemnity Group, LLC.

Previously, the Company realized revenues from consulting services which were attributable to one client that was related to a former officer and director of the Company.

On March 16, 2015, the Company converted its charter from Texas to Delaware.

The Company completed an acquisition of outdoor advertising assets and entered the outdoor advertising business on June 19, 2015.  On July 23, 2015 and August 31, 2015, the Company completed two additional acquisitions of outdoor advertising assets.